Submission	Dec. 31, 2025
Submission [Line Items]
Central Index Key	0001943421
Registrant Name	Rubico Inc.
Registration File Number	333-292077
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A